Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Revenues	$—	$—	$310
Product costs	147	171	728
Operating and maintenance expenses:
Employee costs	339	275	241
Other	—	—	305
Selling, general, and administrative expenses:
Employee direct costs	270	308	248
Employee allocated costs	169	190	122